UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

Ticker | JHS

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 101.37%				$168,662,997
(Cost $159,165,432)

Consumer Discretionary 13.17%				21,912,320

Auto Components 0.78%
Allison Transmission, Inc. (S)(Z)	11.000%	11/01/15	$485,000	521,365
Exide Technologies, Series B (Z)	10.500	03/15/13	445,000	451,675
Tenneco, Inc. (Z)	8.625	11/15/14	320,000	329,600

Auto Manufacturers 0.36%
Volvo Treasury AB (S)	5.950	04/01/15	555,000	593,805

Commercial Services & Supplies 0.07%
Interactive Data Corp. (S)	10.250	08/01/18	110,000	113,850

Food Products 0.22%
JBS Finance II, Ltd. (S)	8.250	01/29/18	360,000	362,700

Hotels, Restaurants & Leisure 3.78%
Greektown Superholdings, Inc. (S)	13.000	07/01/15	1,713,000	1,875,735
International Game Technology	5.500	06/15/20	200,000	208,328
Jacobs Entertainment, Inc. (Z)	9.750	06/15/14	600,000	550,500
Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02/15/14	500,000	170,000
MGM Resorts International (S)	9.000	03/15/20	100,000	105,000
MTR Gaming Group, Inc.	12.625	07/15/14	175,000	183,313
MTR Gaming Group, Inc., Series B (Z)	9.000	06/01/12	390,000	339,300
Pokagon Gaming Authority (S)	10.375	06/15/14	500,000	520,625
Seminole Indian Tribe of Florida (S)(Z)	6.535	10/01/20	650,000	585,345
Turning Stone Resort Casino Enterprises (S)(Z)	9.125	09/15/14	1,540,000	1,565,025
Waterford Gaming LLC (S)(Z)	8.625	09/15/14	274,000	181,561

Household Durables 0.73%
Libbey Glass, Inc. (S)	10.000	02/15/15	95,000	101,175
Whirlpool Corp. (Z)	8.600	05/01/14	335,000	399,633
Whirlpool Corp. (Z)	8.000	05/01/12	660,000	722,590

Household Products 0.20%
Revlon Consumer Products Corp.	9.750	11/15/15	320,000	332,800

Media 5.83%
AMC Entertainment, Inc.	8.750	06/01/19	125,000	131,250
Cablevision Systems Corp. (S)	8.625	09/15/17	135,000	144,956
Canadian Satellite Radio Holdings, Inc. (Z)	12.750	02/15/14	979,000	890,890
Cinemark USA, Inc.	8.625	06/15/19	180,000	187,200
Clear Channel Worldwide Holdings, Inc. (S)	9.250	12/15/17	410,000	426,400
Comcast Cable Holdings LLC (Z)	9.800	02/01/12	1,500,000	1,680,483
CSC Holdings, Inc. (Z)	7.875	02/15/18	390,000	411,450
DirecTV Holdings LLC (Z)	7.625	05/15/16	1,055,000	1,171,050
DirecTV Holdings LLC	6.350	03/15/40	220,000	237,862
Grupo Televisa SA	6.625	01/15/40	290,000	312,197
News America Holdings, Inc. (Z)	7.750	01/20/24	1,020,000	1,258,569
News America Holdings, Inc. (Z)	7.600	10/11/15	1,000,000	1,195,053
Nexstar Broadcasting, Inc. (Z)	7.000	01/15/14	84,000	77,700
Nexstar Broadcasting, Inc., PIK (S)(Z)	7.000	01/15/14	255,361	222,164
Regal Cinemas Corp.	8.625	07/15/19	115,000	119,025
Time Warner Cable, Inc. (Z)	6.750	07/01/18	605,000	706,587
Viacom, Inc.	7.875	07/30/30	350,000	416,650
XM Satellite Radio, Inc. (S)	11.250	06/15/13	100,000	108,750

1

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary (continued)

Specialty Retail 0.50%
Hillman Group, Inc. (S)	10.875%	06/01/18	$210,000	$219,975
Staples, Inc. (Z)	9.750	01/15/14	500,000	615,946

Textiles, Apparel & Luxury Goods 0.70%
Burlington Coat Factory Warehouse Corp.	11.125	04/15/14	535,000	560,413
Levi Strauss & Company (S)	7.625	05/15/20	500,000	510,000
Phillips-Van Heusen Corp.	7.375	05/15/20	90,000	93,825

Consumer Staples 6.75%				11,233,888

Beverages 1.85%
Anheuser-Busch InBev Worldwide, Inc. (Z)	4.125	01/15/15	1,000,000	1,061,483
PepsiCo, Inc. (Z)	7.900	11/01/18	395,000	516,521
SABMiller PLC (S)(Z)	5.500	08/15/13	1,365,000	1,498,897

Food & Staples Retailing 0.74%
CVS Caremark Corp. (6.302% to 6-1-12, then 3 month
LIBOR + 2.065%) (Z)	6.302	06/01/37	1,230,000	1,131,600
Susser Holdings LLC / Susser Finance Corp. (S)	8.500	05/15/16	95,000	98,325

Food Products 1.66%
Bunge Ltd. Finance Corp. (Z)	8.500	06/15/19	350,000	423,051
Bunge Ltd. Finance Corp. (Z)	5.350	04/15/14	1,040,000	1,109,505
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	230,000	230,288
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	470,000	476,100
Ralcorp Holdings Corp.	4.950	08/15/20	190,000	193,604
Smithfield Foods, Inc. (S)	10.000	07/15/14	300,000	335,250

Household Products 0.28%
Yankee Acquisition Corp. (Z)	8.500	02/15/15	455,000	468,650

Tobacco 2.22%
Alliance One International, Inc.	10.000	07/15/16	1,000,000	1,033,750
Altria Group, Inc. (Z)	8.500	11/10/13	800,000	949,727
Lorillard Tobacco Company	6.875	05/01/20	560,000	582,662
Reynolds American, Inc. (Z)	7.250	06/01/13	1,000,000	1,124,475

Energy 10.42%				17,341,263

Energy Equipment & Services 0.42%
MidAmerican Energy Holdings Company (Z)	8.480	09/15/28	550,000	693,395

Oil, Gas & Consumable Fuels 10.00%
Arch Coal, Inc. (S)	8.750	08/01/16	100,000	107,250
ConocoPhillips (Z)	4.400	05/15/13	1,000,000	1,084,505
Drummond Company, Inc.	7.375	02/15/16	290,000	290,000
El Paso Pipeline Partners Operating Company LLC	6.500	04/01/20	280,000	296,242
Energy Transfer Partners LP (Z)	9.700	03/15/19	330,000	415,314
Energy Transfer Partners LP (Z)	8.500	04/15/14	1,000,000	1,178,687
Enterprise Products Operating LLC (7.000% to 6-1-17, then
3 month LIBOR + 2.778%) (Z)	7.000	06/01/67	695,000	625,500
Enterprise Products Operating LLC, Series B (7.034% to
1-15-18, then 3 month LIBOR + 2.680%) (Z)	7.034	01/15/68	590,000	563,450
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	265,000	272,950
Gulf South Pipeline Company LP (S)(Z)	5.750	08/15/12	1,000,000	1,070,226
Kinder Morgan Energy Partners LP (Z)	7.750	03/15/32	195,000	230,703
Linn Energy LLC (S)	8.625	04/15/20	185,000	196,563
MarkWest Energy Partners LP, Series B (Z)	8.500	07/15/16	545,000	574,975

2

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy (continued)
McMoRan Exploration Company (Z)	11.875%	11/15/14	$340,000	$351,900
Motiva Enterprises LLC (S)	6.850	01/15/40	280,000	332,030
Niska Gas Storage US LLC (S)	8.875	03/15/18	395,000	414,750
NuStar Logistics LP (Z)	7.650	04/15/18	845,000	979,067
ONEOK Partners LP (Z)	6.150	10/01/16	705,000	809,886
Pan American Energy LLC (S)	7.875	05/07/21	145,000	146,450
Petro-Canada (Z)	9.250	10/15/21	1,000,000	1,365,178
Plains All American Pipeline LP (Z)	4.250	09/01/12	600,000	626,061
Regency Energy Partners LP (S)(Z)	9.375	06/01/16	280,000	305,200
Spectra Energy Capital LLC (Z)	6.200	04/15/18	1,000,000	1,117,441
Thermon Industries, Inc. (S)	9.500	05/01/17	100,000	102,500
Williams Partners LP (Z)	7.250	02/01/17	1,740,000	2,045,396
Woodside Finance, Ltd. (S)(Z)	4.500	11/10/14	1,100,098	1,145,644

Financials 35.94%				59,798,834

Capital Markets 4.58%
Jefferies Group, Inc.	6.875	04/15/21	905,000	914,735
Jefferies Group, Inc.	6.450	06/08/27	285,000	269,870
Macquarie Group, Ltd. (S)(Z)	7.300	08/01/14	270,000	302,603
Macquarie Group, Ltd. (S)	6.000	01/14/20	340,000	357,261
Morgan Stanley (Z)	7.300	05/13/19	485,000	547,486
Morgan Stanley, MTN	6.625	04/01/18	1,000,000	1,087,569
Morgan Stanley, MTN	5.550	04/27/17	500,000	515,043
Northern Trust Corp. (Z)	6.500	08/15/18	225,000	266,517
Northern Trust Corp. (Z)	4.625	05/01/14	370,000	407,938
State Street Capital Trust IV (P)	1.537	06/15/37	905,000	628,384
The Charles Schwab Corp. (Z)	4.950	06/01/14	900,000	989,730
The Goldman Sachs Group, Inc. (Z)	7.500	02/15/19	150,000	174,288
The Goldman Sachs Group, Inc.	6.150	04/01/18	760,000	819,867
The Goldman Sachs Group, Inc.	5.375	03/15/20	335,000	344,827

Commercial Banks 5.96%
Bank of Nova Scotia (Z)	3.400	01/22/15	1,000,000	1,052,218
Barclays Bank PLC (6.860% to 6-15-32, then 6 month LIBOR
+ 1.730%) (S)(Z)	6.860	09/29/49	1,655,000	1,423,300
BPCE SA (12.500% to 9-30-19, then 3 month LIBOR
+ 12.980%) (S)	12.500	08/29/49	330,000	361,799
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
4-15-15, then 3 month LIBOR + 2.490%) (S)(Z)	5.506	12/29/49	940,000	886,862
Commonwealth Bank of Australia (S)	5.000	03/19/20	555,000	587,170
Credit Suisse New York (Z)	5.300	08/13/19	415,000	455,113
National City Bank, Series BKNT (P)	0.908	06/07/17	575,000	515,050
Regions Financial Corp. (Z)	7.750	11/10/14	1,000,000	1,070,307
Santander Issuances SA (6.500% to 11-15-14, then 3 month
LIBOR + 3.920%) (S)(Z)	6.500	08/11/19	600,000	605,728
Sovereign Capital Trust VI (Z)	7.908	06/13/36	480,000	445,954
State Bank of India/London (S)	4.500	07/27/15	330,000	334,784
The Royal Bank of Scotland Group PLC	4.875	03/16/15	330,000	341,106
Wachovia Bank NA (Z)	5.850	02/01/37	390,000	396,325
Wachovia Bank NA, Series BKNT (Z)	6.600	01/15/38	325,000	355,293
Wells Fargo Bank NA (Z)	5.750	05/16/16	450,000	496,539
Westpac Banking Corp. (Z)	4.875	11/19/19	565,000	595,881

Consumer Finance 3.57%
American Express Credit Corp., Series C (Z)	7.300	08/20/13	670,000	767,787
Capital One Financial Corp. (Z)	6.750	09/15/17	1,000,000	1,167,148

3

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
Capital One Financial Corp.	6.150%	09/01/16	$730,000	$786,276
Discover Bank	7.000	04/15/20	215,000	228,891
Discover Financial Services	10.250	07/15/19	585,000	728,059
Ford Motor Credit Company LLC (Z)	8.000	12/15/16	140,000	149,436
Ford Motor Credit Company LLC	7.500	08/01/12	90,000	94,107
Nelnet, Inc. (7.400% to 9-29-11, then 3 month LIBOR
+ 3.375%) (Z)	7.400	09/29/36	715,000	606,854
Nissan Motor Acceptance Corp. (S)	4.500	01/30/15	1,000,000	1,044,290
SLM Corp., MTN (Z)	8.450	06/15/18	395,000	368,004

Diversified Financial Services 10.18%
American Honda Finance Corp. (S)(Z)	7.625	10/01/18	655,000	794,817
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	1,000,000	990,000
Bank of America Corp.	4.500	04/01/15	340,000	351,309
Beaver Valley Funding (Z)	9.000	06/01/17	498,000	556,669
Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.236	02/15/12	218,750	214,393
Citigroup, Inc. (Z)	6.375	08/12/14	810,000	881,160
Citigroup, Inc. (Z)	6.125	11/21/17	1,935,000	2,071,576
Citigroup, Inc. (Z)	5.850	12/11/34	300,000	289,787
CME Group, Inc. (Z)	5.750	02/15/14	1,000,000	1,122,464
Crown Castle Towers LLC (S)	4.883	08/15/20	760,000	765,024
ERAC USA Finance Company (S)(Z)	6.375	10/15/17	465,000	526,922
General Electric Capital Corp., GMTN (Z)	6.000	08/07/19	335,000	370,810
GTP Towers Issuer LLC (S)	8.112	02/15/15	470,000	493,614
Harley-Davidson Funding Corp. (S)	6.800	06/15/18	300,000	319,500
Harley-Davidson Funding Corp. (S)(Z)	5.750	12/15/14	290,000	302,485
Hyundai Capital Services, Inc. (S)(Z)	6.000	05/05/15	430,000	464,020
JPMorgan Chase & Company (Z)	6.000	01/15/18	765,000	863,437
JPMorgan Chase & Company	3.700	01/20/15	590,000	614,768
JPMorgan Chase & Company, Series 1 (7.900% to 4-30-18,
then 3 month LIBOR + 3.470%) (Z)	7.900	04/29/49	655,000	684,226
LBI Escrow Corp. (S)	8.000	11/01/17	100,000	105,125
Merrill Lynch & Company, Inc. (Z)	7.750	05/14/38	495,000	561,577
Merrill Lynch & Company, Inc. (Z)	6.150	04/25/13	1,000,000	1,089,219
Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04/01/15	485,000	405,581
Teco Finance, Inc. (Z)	6.572	11/01/17	298,000	341,539
The Bear Stearns Companies LLC (Z)	7.250	02/01/18	1,000,000	1,191,451
USB Realty Corp. (6.091% to 1-15-12, then 3 month LIBOR
+ 1.147%) (S)(Z)	6.091	12/29/49	800,000	562,000

Insurance 6.51%
Aflac, Inc. (Z)	8.500	05/15/19	335,000	412,075
Aflac, Inc. (Z)	6.900	12/17/39	230,000	239,752
AXA SA (6.379% to 12-13-36, then 3 month LIBOR
+ 2.256%) (S)	6.379	12/29/49	175,000	139,125
CNA Financial Corp.	7.350	11/15/19	320,000	347,734
CNA Financial Corp. (Z)	6.500	08/15/16	825,000	871,740
Hartford Financial Services Group, Inc.	6.625	03/30/40	190,000	177,760
Horace Mann Educators Corp. (Z)	6.850	04/15/16	395,000	417,825
Liberty Mutual Group, Inc. (S)(Z)	7.800	03/15/37	705,000	627,450
Liberty Mutual Group, Inc. (S)(Z)	7.500	08/15/36	885,000	847,993
Liberty Mutual Group, Inc. (S)(Z)	7.300	06/15/14	750,000	819,989
Lincoln National Corp. (Z)	8.750	07/01/19	695,000	874,320
Lincoln National Corp. (6.050% until 4-20-17, then 3 month
LIBOR + 2.040%) (Z)	6.050	04/20/67	250,000	211,575
Massachusetts Mutual Life Insurance Company (S)(Z)	8.875	06/01/39	210,000	276,936

4

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
MetLife, Inc. (Z)	6.750%	06/01/16	$335,000	$385,158
New York Life Insurance Company (S)(Z)	6.750	11/15/39	540,000	639,854
Prudential Financial, Inc., MTN (Z)	7.375	06/15/19	210,000	248,254
QBE Insurance Group, Ltd. (S)(Z)	9.750	03/14/14	486,000	589,142
Teachers Insurance & Annuity Association of America (S)(Z)	6.850	12/16/39	605,000	710,372
Unum Group	7.125	09/30/16	390,000	429,143
UnumProvident Finance Company PLC (S)(Z)	6.850	11/15/15	605,000	653,499
W.R. Berkley Corp. (Z)	5.600	05/15/15	365,000	379,836
Willis North America, Inc.	7.000	09/29/19	495,000	530,521

Real Estate Investment Trusts 5.14%
AMB Property LP (Z)	6.625	12/01/19	490,000	529,483
Biomed Realty LP (S)	6.125	04/15/20	135,000	140,973
Brandywine Operating Partnership LP (Z)	7.500	05/15/15	345,000	381,185
Developers Diversified Realty Corp.	7.500	04/01/17	465,000	460,401
Dexus Property Group (S)(Z)	7.125	10/15/14	495,000	537,313
Duke Realty LP	6.750	03/15/20	855,000	926,525
Health Care REIT, Inc. (Z)	6.200	06/01/16	505,000	555,362
Healthcare Realty Trust, Inc. (Z)	8.125	05/01/11	175,000	182,584
Healthcare Realty Trust, Inc. (Z)	6.500	01/17/17	540,000	570,810
HRPT Properties Trust (Z)	6.650	01/15/18	480,000	501,753
Mack-Cali Realty LP (Z)	7.750	08/15/19	330,000	388,981
ProLogis (Z)	6.625	05/15/18	975,000	950,713
ProLogis (Z)	5.625	11/15/15	385,000	367,044
Reckson Operating Partnership LP (S)	7.750	03/15/20	200,000	196,676
Simon Property Group LP (Z)	10.350	04/01/19	345,000	467,561
Vornado Realty Trust	4.250	04/01/15	755,000	763,018
WEA Finance LLC (S)	6.750	09/02/19	290,000	332,607
WEA Finance LLC (S)(Z)	5.400	10/01/12	275,000	291,920

Health Care 3.89%				6,474,378

Health Care Equipment & Supplies 1.14%
Covidien International Finance SA (Z)	5.450	10/15/12	930,000	1,014,929
Hospira, Inc. (Z)	6.050	03/30/17	485,000	547,194
Inverness Medical Innovations, Inc.	7.875	02/01/16	335,000	335,000

Health Care Providers & Services 2.24%
BioScrip, Inc. (S)	10.250	10/01/15	285,000	289,275
CIGNA Corp. (Z)	6.375	10/15/11	640,000	675,640
Express Scripts, Inc. (Z)	6.250	06/15/14	935,000	1,068,825
Medco Health Solutions, Inc.	7.125	03/15/18	545,000	651,858
Sun Healthcare Group, Inc. (Z)	9.125	04/15/15	1,000,000	1,042,500

Life Sciences Tools & Services 0.25%
Life Technologies Corp.	6.000	03/01/20	385,000	424,465

Pharmaceuticals 0.26%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	425,756	424,692

Industrials 10.04%				16,704,698

Aerospace & Defense 0.66%
Bombardier, Inc. (S)	7.750	03/15/20	240,000	258,600
Colt Defense LLC (S)	8.750	11/15/17	250,000	200,625
Embraer Overseas, Ltd. (Z)	6.375	01/15/20	380,000	403,750
Kratos Defense & Security Solutions, Inc. (S)	10.000	06/01/17	230,000	238,338

5

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)

Airlines 2.87%
Continental Airlines, Inc. (Z)	8.307%	04/02/18	$343,309	$340,735
Continental Airlines, Inc.	6.648	09/15/17	163,409	163,409
Continental Airlines, Inc. (Z)	6.545	02/02/19	220,781	222,989
Continental Airlines, Inc.	5.983	04/19/22	554,994	561,931
Delta Air Lines, Inc. (S)	9.500	09/15/14	360,000	389,700
Delta Air Lines, Inc. (Z)	6.821	08/10/22	678,371	686,851
Delta Air Lines, Inc.	6.718	01/02/23	607,012	581,214
Delta Air Lines, Inc.	6.200	07/02/18	225,000	228,938
Northwest Airlines, Inc. (Z)	7.027	11/01/19	428,748	411,598
Northwest Airlines, Inc.	6.264	11/20/21	546,570	519,242
United Air Lines, Inc.	10.400	11/01/16	190,032	207,135
United Air Lines, Inc. (Z)	9.750	01/15/17	433,035	468,219

Building Materials 0.58%
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	450,000	460,688
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	490,000	501,025

Building Products 0.18%
Masco Corp.	7.125	03/15/20	285,000	290,221

Commercial Services & Supplies 0.48%
ACCO Brands Corp.	10.625	03/15/15	95,000	105,450
ARAMARK Corp.	8.500	02/01/15	565,000	584,069
Garda World Security Corp. (S)	9.750	03/15/17	100,000	105,500

Electrical Equipment 0.12%
Coleman Cable, Inc.	9.000	02/15/18	205,000	203,975

Industrial Conglomerates 0.96%
Hutchison Whampoa International, Ltd. (S)(Z)	6.500	02/13/13	365,000	401,695
Hutchison Whampoa International, Ltd. (S)(Z)	5.750	09/11/19	615,000	669,043
Textron, Inc.	5.600	12/01/17	505,000	529,729

Machinery 1.04%
Case New Holland, Inc.	7.750	09/01/13	335,000	352,588
Ingersoll-Rand Global Holding Company, Ltd. (Z)	6.000	08/15/13	540,000	602,368
Terex Corp.	10.875	06/01/16	250,000	276,875
The Manitowoc Company, Inc. (Z)	7.125	11/01/13	500,000	502,500

Marine 0.59%
Navios Maritime Holdings, Inc. (Z)	9.500	12/15/14	1,000,000	980,000

Road & Rail 1.33%
CSX Corp. (Z)	6.300	03/15/12	1,000,000	1,071,235
Kansas City Southern de Mexico SA de CV	9.375	05/01/12	100,000	102,250
Kansas City Southern de Mexico SA de CV (S)	8.000	02/01/18	335,000	355,100
RailAmerica, Inc.	9.250	07/01/17	212,000	229,490
Western Express, Inc. (S)	12.500	04/15/15	470,000	460,600

Trading Companies & Distributors 0.88%
Aircastle, Ltd. (S)	9.750	08/01/18	190,000	191,425
GATX Corp. (Z)	8.750	05/15/14	950,000	1,126,473
United Rentals North America, Inc.	10.875	06/15/16	125,000	138,125

Transportation Infrastructure 0.35%
CMA CGM SA (S)(Z)	7.250	02/01/13	700,000	581,000

6

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Information Technology 1.85%				$3,069,448

Electronic Equipment, Instruments & Components 1.20%
Amphenol Corp. (Z)	4.750%	11/15/14	$540,000	575,884
Freescale Semiconductor, Inc. (Z)	8.875	12/15/14	1,000,000	965,000
Tyco Electronics Group SA	6.000	10/01/12	415,000	450,213

IT Services 0.41%
Equinix, Inc.	8.125	03/01/18	165,000	172,013
Fiserv, Inc. (Z)	6.800	11/20/17	460,000	514,706

Software 0.24%
Oracle Corp. (S)	5.375	07/15/40	385,000	391,632

Materials 7.04%				11,718,283

Chemicals 1.75%
American Pacific Corp. (Z)	9.000	02/01/15	590,000	583,363
Braskem Finance, Ltd. (S)	7.000	05/07/20	410,000	414,100
Incitec Pivot Finance LLC (S)	6.000	12/10/19	345,000	357,220
Mosaic Company (S)(Z)	7.625	12/01/16	480,000	518,718
RPM International, Inc. (Z)	6.500	02/15/18	325,000	346,315
Solutia, Inc.	7.875	03/15/20	280,000	295,050
Sterling Chemicals, Inc. (Z)	10.250	04/01/15	400,000	392,000

Construction Materials 0.06%
Severstal Columbus LLC (S)	10.250	02/15/18	100,000	103,250

Containers & Packaging 0.49%
Ball Corp.	6.750	09/15/20	345,000	362,250
Graphic Packaging International, Inc.	9.500	06/15/17	205,000	219,350
Solo Cup Company	10.500	11/01/13	85,000	88,825
U.S. Corrugated, Inc.	10.000	06/12/13	160,000	142,400

Metals & Mining 3.02%
Allegheny Technologies, Inc. (Z)	9.375	06/01/19	280,000	331,097
ArcelorMittal (Z)	9.850	06/01/19	540,000	697,624
CII Carbon LLC (S)(Z)	11.125	11/15/15	1,015,000	1,040,375
Commercial Metals Company (Z)	7.350	08/15/18	310,000	327,067
Rio Tinto Alcan, Inc. (Z)	6.125	12/15/33	415,000	455,810
Rio Tinto Finance USA, Ltd. (Z)	8.950	05/01/14	365,000	449,204
Teck Resources, Ltd.	10.750	05/15/19	1,100,000	1,373,680
Vale Overseas, Ltd.	6.875	11/10/39	320,000	352,486

Paper & Forest Products 1.72%
Boise Paper Holdings LLC/Boise Company-Issuer Company	8.000	04/01/20	100,000	103,500
International Paper Company (Z)	9.375	05/15/19	385,000	500,595
International Paper Company (Z)	7.950	06/15/18	530,000	639,744
PE Paper Escrow GmbH (S)	12.000	08/01/14	100,000	112,500
Verso Paper Holdings LLC (Z)	9.125	08/01/14	1,000,000	1,000,000
Westvaco Corp. (Z)	7.950	02/15/31	475,000	511,760

Telecommunication Services 4.78%				7,950,994

Diversified Telecommunication Services 3.03%
Axtel SAB de CV (S)	9.000	09/22/19	160,000	144,800
BellSouth Corp. (Z)	6.300	12/15/15	675,072	739,587
CCH II LLC / CCH II Capital Corp.	13.500	11/30/16	306,006	363,382
Frontier Communications Corp. (S)	8.500	04/15/20	635,000	677,863
Intelsat Jackson Holdings SA	11.500	06/15/16	365,000	394,200
Qwest Corp. (Z)	8.375	05/01/16	330,000	375,375

7

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Telecommunication Services (continued)
Qwest Corp. (Z)	7.875%	09/01/11	$445,000	$465,025
Telecom Italia Capital SA (Z)	6.175	06/18/14	1,110,000	1,206,246
West Corp. (Z)	11.000	10/15/16	630,000	666,225

Wireless Telecommunication Services 1.75%
America Movil SAB de CV (S)	5.000	03/30/20	440,000	467,716
Digicel Group, Ltd. (S)(Z)	8.875	01/15/15	1,080,000	1,097,550
NII Capital Corp.	10.000	08/15/16	230,000	254,150
SBA Telecommunications, Inc.	8.000	08/15/16	135,000	145,125
Sprint Capital Corp. (Z)	6.900	05/01/19	1,000,000	953,750

Utilities 7.49%				12,458,891

Electric Utilities 4.48%
Allegheny Energy Supply Company LLC (S)(Z)	5.750	10/15/19	290,000	296,012
Aquila, Inc. (Z)	11.875	07/01/12	515,000	592,321
BVPS II Funding Corp. (Z)	8.890	06/01/17	590,000	688,926
Commonwealth Edison Company (Z)	5.800	03/15/18	525,000	603,598
Duke Energy Corp. (Z)	6.300	02/01/14	340,000	386,641
Exelon Corp. (Z)	4.900	06/15/15	985,000	1,069,218
FirstEnergy Solutions Corp. (Z)	4.800	02/15/15	370,000	394,024
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	283,388	282,229
ITC Holdings Corp. (S)(Z)	5.875	09/30/16	175,000	191,150
ITC Holdings Corp. (S)(Z)	5.500	01/15/20	415,000	438,169
Monongahela Power Company (S)(Z)	7.950	12/15/13	635,000	747,580
PNPP II Funding Corp. (Z)	9.120	05/30/16	322,000	350,693
Texas Competitive Electric Holdings Company LLC,
Series A (Z)	10.250	11/01/15	1,000,000	670,000
TXU Corp. (Z)	7.460	01/01/15	293,787	252,395
Waterford 3 Funding Corp. (Z)	8.090	01/02/17	470,896	491,479

Gas Utilities 0.32%
DCP Midstream LLC (S)(Z)	9.750	03/15/19	405,000	524,744

Independent Power Producers & Energy Traders 0.62%
AES Eastern Energy LP, Series 99-A (Z)	9.000	01/02/17	837,190	866,492
Listrindo Capital BV (S)	9.250	01/29/15	155,000	170,339

Multi-Utilities 1.18%
DTE Energy Company (Z)	7.625	05/15/14	910,000	1,066,523
Sempra Energy (Z)	8.900	11/15/13	345,000	414,978
Sempra Energy (Z)	6.500	06/01/16	415,000	486,100

Water Utilities 0.89%
Indiantown Cogeneration LP, Series A-9 (Z)	9.260	12/15/10	55,351	55,771
Midwest Generation LLC, Series B (Z)	8.560	01/02/16	541,465	533,343
Oncor Electric Delivery Company LLC (Z)	6.375	05/01/12	820,000	886,166

Convertible Bonds 0.21%				$343,275
(Cost $341,585)

Financials 0.21%				343,275
Corporate Office Properties LP (S)	4.250%	04/15/30	$345,000	343,275

8

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Term Loans (M) 0.27%				$448,894
(Cost $515,550)

Consumer Discretionary 0.27%				448,894

Hotels, Restaurants & Leisure 0.27%
East Valley Tourist Development Authority	12.000%	08/06/12	$518,952	448,894

U.S. Government & Agency Obligations 27.20%				$45,251,869
(Cost $42,927,375)

U.S. Government 16.40%				27,292,167
U.S. Treasury
Bond	4.625%	02/15/40	$1,400,000	1,554,875
Bond	4.500	08/15/39	2,530,000	2,752,956
Note	3.375	11/15/19	3,025,000	3,153,327
Note	2.625	12/31/14	640,000	673,600
Note	2.500	03/31/15	4,310,000	4,511,018
Note	2.500	04/30/15	2,445,000	2,557,891
Note	2.375	02/28/15	8,555,000	8,911,915
Note	2.250	01/31/15	1,880,000	1,948,003
Note	2.125	11/30/14	1,190,000	1,228,582

U.S. Government Agency 10.80%				17,959,702
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	4.500	03/01/39	3,662,920	3,830,784
Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	06/01/24	3,448,733	3,613,357
15 Yr Pass Thru Ctf	4.000	06/01/24	1,402,272	1,470,085
30 Yr Pass Thru Ctf	5.500	02/01/36	2,361,708	2,547,447
30 Yr Pass Thru Ctf	5.500	06/01/37	1,409,685	1,518,128
30 Yr Pass Thru Ctf	5.500	06/01/38	2,819,267	3,036,145
Note	1.800	03/15/13	1,015,000	1,022,095
Government National Mortgage Association
30 Yr Pass Thru Ctf	5.500	11/15/38	847,129	921,661

Collateralized Mortgage Obligations 9.81%				$16,318,789
(Cost $22,895,885)

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.924%	12/25/46	$10,164,343	473,957
American Tower Trust
Series 2007-1A, Class D (S)	5.957	04/15/37	865,000	915,202
Banc of America Funding Corp.
Series 2006-B, Class 6A1 (P)	5.815	03/20/36	697,912	494,038
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.737	03/25/35	794,827	87,349
Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.687	04/25/35	546,264	25,677
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	655,000	209,046

9

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.222%	07/15/44	$295,000	$196,274
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.874	09/20/46	14,458,918	557,066
Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08/25/19	1,302,362	154,161
Series 398, Class C3 IO	4.500	05/25/39	1,952,893	371,805
Series 401, Class C2 IO	4.500	06/25/39	1,257,257	250,660
Series 402, Class 3 IO	4.000	11/25/39	1,278,634	269,873
Series 402, Class 4 IO	4.000	10/25/39	2,292,039	479,929
Series 402, Class 7 IO	4.500	11/25/39	2,165,527	426,431
Series 402, Class 8 IO	4.500	11/25/39	2,699,274	491,224
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.229	12/25/34	409,225	36,500
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,953,562	315,623
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,931,025	2,600,508
Series 2004-9, Class B1 (P)	3.659	08/25/34	803,378	316,648
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.359	08/19/45	3,584,009	127,931
Series 2005-8, Class 1X IO	2.393	09/19/35	6,003,806	227,957
Series 2007-3, Class ES IO	0.350	05/19/47	15,939,811	84,481
Series 2007-4, Class ES IO	0.350	07/19/47	18,003,058	102,257
Series 2007-6, Class ES IO (S)	0.342	08/19/37	12,820,323	84,871
Harborview Net Interest Margin Corp.
Series 2006-9A, Class N2 (H) (S)	8.350	11/19/36	323,137	-
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	322,080	33,036
Series 2005-AR18, Class 1X IO	2.191	10/25/36	12,306,501	415,960
Series 2005-AR18, Class 2X IO	1.901	10/25/36	11,740,644	366,308
Series 2005-AR5, Class B1 (P)	2.750	05/25/35	430,511	13,722
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.873	04/15/45	535,000	477,149
Series 2005-LDP4, Class B (P)	5.129	10/15/42	2,035,000	1,481,539
Merrill Lynch Mortgage Investors Trust
Series 2006-AF1, Class MF1 (H) (P)	6.157	08/25/36	1,180,857	48,713
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	6.064	10/25/36	956,821	872,813
Series 2007-3, Class M1 (P)	5.635	09/25/37	389,139	167,303
Series 2007-3, Class M2 (P)	5.635	09/25/37	143,612	59,199
Series 2007-3, Class M3 (P)	5.635	09/25/37	97,286	36,924
Morgan Stanley Capital I
Series 2005-HQ7, Class A4 (P)	5.205	11/14/42	840,000	909,182
Series 2006-IQ12, Class E (P)	5.538	12/15/43	640,000	109,209
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.980	05/25/35	401,984	110,333
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	2.081	03/25/44	659,638	630,914
Washington Mutual, Inc.
Series 2005-AR1, Class X IO	1.587	01/25/45	20,699,363	716,217
Series 2005-AR4, Class B1 (P)	2.723	04/25/35	1,493,919	314,522
Series 2005-6, Class 1CB	6.500	08/25/35	360,829	256,278

10

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Asset Backed Securities 1.36%				$2,268,601
(Cost $2,342,080)

America West Airlines, Inc.
Series 2000-1, Class 1G	8.057%	07/02/20	$203,983	200,923
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	39,235	36,780
DB Master Finance LLC
Series 2006-1, Class-M1 (S)	8.285	06/20/31	340,000	312,973
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	1,000,000	886,228
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2 (S)	5.290	03/25/16	760,000	831,697

			Shares	Value

Preferred Stocks 4.13%				$6,877,272
(Cost $6,862,716)

Consumer Discretionary 1.00%				1,657,686

Hotels, Restaurants & Leisure 1.00%
Greektown Superholdings, Inc. (I)(N)			14,991	1,657,686

Consumer Staples 0.56%				932,031

Food & Staples Retailing 0.56%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)			12,500	932,031

Energy 0.15%				255,188

Oil, Gas & Consumable Fuels 0.15%
Apache Corp., Series D, 6.000%			4,697	255,188

Financials 1.81%				3,021,567

Diversified Financial Services 0.41%
Bank of America Corp., 8.625% (Z)			26,575	686,167

Real Estate Investment Trusts 1.40%
Apartment Investment & Management Company, Series T, 8.000% (Z)			55,000	1,370,600
Public Storage, Inc., Depositary Shares, Series W, 6.500% (Z)			40,000	964,800

Telecommunication Services 0.61%				1,010,800

Wireless Telecommunication Services 0.61%
Telephone & Data Systems, Inc., Series A, 7.600% (Z)			40,000	1,010,800

			Shares	Value

Common Stocks 0.54%				$895,197
(Cost $1,332,389)

Consumer Discretionary 0.05%				84,924
Greektown Superholdings, Inc. (I)			768	84,924

			Shares	Value

Materials 0.49%				810,273
Smurfit-Stone Container Corp. (I)			38,862	810,273

11

John Hancock Income Securities Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 2.16%				$3,599,994
(Cost $3,599,994)

Short-Term Securities 2.16%				3,599,994
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	$3,600,000	3,599,994

Total investments (Cost $239,983,006)† 147.05%				$244,666,888

Other assets and liabilities, net (47.05%)				($78,281,726)

Total net assets 100.00%				$166,385,162

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

BKNT Bank Note

GMTN Global Medium Term Note

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

MTN Medium-Term Note

PIK Paid In Kind

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(N) Variable rate preferred stock.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $51,032,915 or 30.68% of the Fund's net assets as of 7-31-10.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-10 was $120,247,302.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $240,707,187. Net unrealized appreciation aggregated $3,959,701, of which $16,633,063 related to appreciated investment securities and $12,673,362 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of investments on 7-31-10:

United States	86%
Australia	2%
Canada	2%
Short-Term Investments & Other	10%

12

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Market	Quoted	Observable	Unobservable
	Value at 7-31-10	Price	Inputs	Inputs
Corporate Bonds	$168,662,997	-	$168,339,036	$323,961
Convertible Bonds	343,275	-	343,275	-
Term Loans	448,894	-	448,894	-
U.S. Government & Agency Obligations	45,251,869	-	45,251,869	-
Collateralized Mortgage Obligations	16,318,789	-	14,908,460	1,410,329
Asset Backed Securities	2,268,601	-	2,268,601	-
Preferred Stocks	6,877,272	$4,287,555	932,031	1,657,686
Common Stocks	895,197	810,273	-	84,924
Short-Term Investments	3,599,994	-	3,599,994	-
Total Investments in Securities	$244,666,888	$5,097,828	$236,092,160	$3,476,900
Other Financial Instruments
Futures	($111,005)	($111,005)	-	-
Swaps	($638,696)	-	($638,696)	-
Totals	$243,917,187	$4,986,823	$235,453,464	$3,476,900

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset	Collateralized
	Backed	Mortgage	Corporate	Preferred	Common
	Securities	Obligations	Bonds	Stocks	Stocks	Total
Balance as of 10-31-09	$750,000	$6,578,122	$884,400	-	-	$8,212,522
Accrued discounts/premiums	-	87	-	-	-	87
Realized gain (loss)	-	2,621,048	568	-	-	2,621,616
Change in unrealized appreciation
(depreciation)	-	(3,050,210)	19,961	$135,926	-	(2,894,323)
Net purchases (sales)	-	(2,968,990)	(16,568)	1,521,760	$84,924	(1,378,874)
Transfers in and/or out of Level 3	(750,000)	(1,769,728)	(564,400)	-	-	(3,084,128)
Balance as of 7-31-10	-	$1,410,329	$323,961	$1,657,686	$84,924	$3,476,900

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

13

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Term loans (Floating rate loans). Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

14

During the nine months ended July 31, 2010, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at July 31, 2010. The range of futures contracts notional amounts held by the Fund during the nine months ended July 31, 2010 was $2.7 to $7.4 million.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)
U.S. Treasury 30-Year Bond
Futures	10	Long	Sep 2010	$1,287,188	$41,769
U.S. Treasury 10-Year Note
Futures	23	Short	Sep 2010	(2,847,688)	(76,971)
U.S. Treasury 5-Year Note
Futures	27	Short	Sep 2010	(3,235,359)	(75,803)
Total				($4,795,859)	($111,005)

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the nine months ended July 31, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2010, which are generally representative of the interest rate swap activity. During the nine months ended July 31, 2010, the Fund invested in interest rate swaps with total notional amount as represented below.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	MATURITY	UNREALIZED	MARKET
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	DATE	(DEPRECIATION)	VALUE
3-month
Bank of America	$29,000,000	4.6875%	LIBOR (a)	9-14-07	9-14-10	($638,696)	($638,696)

(a) At 7-31-10 the 3-month LIBOR rate was 0.45375%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2010 by risk category:

		ASSET	LIABILITY
	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE
Interest Rate Contracts	Futures	$41,769	($152,774)
	Interest rate swaps	-	(638,696)
Total		$41,769	($791,470)

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

16

P60Q3 7/10
9/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010